OTHER RECEIVABLE (Tables)	12 Months Ended
Mar. 31, 2020
OTHER RECEIVABLE
Schedule of other receivable

	As of	As of
	March 31, 2020	March 31, 2019
	USD	USD

Other receivable	31,846,684	—
Other receivable - current	23,609,338	—
Other receivable - non-current	8,237,346	—